Self Administration Transaction - Summary of Estimated Fair Value Consideration Transferred (Detail) - USD ($)			9 Months Ended
		Jun. 28, 2019	Sep. 30, 2022
Fair Value of Consideration Transferred:
Total Consideration Transferred			$ 82,100,000
Total		$ 111,300,000
Contribution Agreement and Membership Interest Purchase Agreement
Fair Value of Consideration Transferred:
Cash	[1]	3,918,185
Total Consideration Transferred		98,461,185
Fair value of our preexisting 50% equity interests		12,800,000
Total		111,261,185
Contribution Agreement and Membership Interest Purchase Agreement | Class A-1 Units
Fair Value of Consideration Transferred:
Units		63,643,000
Contribution Agreement and Membership Interest Purchase Agreement | Class A-2 Units (contingent earnout)
Fair Value of Consideration Transferred:
Units		$ 30,900,000

[1]	We assumed a net asset of approximately $0.5 million, which per the Contribution Agreement we were required to pay to SAM the value thereof and such amount was included above as cash consideration.